OTHER ASSETS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Collaborative arrangements (note 19)	$ 2,123	$ 1,543
Long term prepaid	0	98
Other	120	0
Other assets	$ 2,243	$ 1,641